Expense Example - StockSnips AI-Powered Sentiment US All Cap ETF - StockSnips AI-Powered Sentiment US All Cap ETF Class	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 930